UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01090

Nomura Partners Funds, Inc.

(Exact name of Registrant as specified in charter)

4 Copley Place, 5th Floor

CPH-0326

Boston, MA 02116

(Address of principal executive offices) (Zip Code)

4 Copley Place, 5th Floor

CPH-0326

Boston, MA 02116

(Name and address of agent for service)

COPIES TO:

Counsel to the Corporation

Davis Polk & Wardwell

450 Lexington Avenue

New York, NY 10017

Attention: Nora M. Jordan, Esq.

Registrant’s telephone number, including area code: 1-800-535-2726

Date of fiscal year end: September 30

Date of reporting period: December 31, 2008

Item 1.	Schedule of Investments

Nomura Partners Funds, Inc. - The Japan Fund

Schedule of Investments

(unaudited)	as of December 31, 2008

	Shares	Value ($)
Common Stocks 98.4%^
Consumer Discretionary 17.4%
Auto Components 4.5%
Aisin Seiki Co. Ltd.	6,000	85,151
Bridgestone Corp.	175,500	2,635,802
Denso Corp.	122,800	2,042,871
EXEDY Corp.	13,600	135,890
Koito Manufacturing Co. Ltd.	50,000	309,127
Musashi Seimitsu Industry Co. Ltd.	29,800	258,997
NGK Spark Plug Co. Ltd.	21,000	168,300
NHK Spring Co. Ltd.	32,000	117,397
Press Kogyo Co. Ltd.	107,000	147,573
Stanley Electric Co. Ltd.	40,500	427,505
Sumitomo Rubber Industries Ltd.	207,400	1,807,614
Tokai Rubber Industries Ltd.	24,600	202,902
Toyoda Gosei Co. Ltd.	21,900	257,372
Yokohama Rubber Co. Ltd.	57,000	285,242

		8,881,743

Automobiles 4.1%
Daihatsu Motor Co. Ltd.	191,000	1,705,084
Honda Motor Co. Ltd.	91,500	1,984,387
Isuzu Motors Ltd.	209,000	268,253
Toyota Motor Corp.	127,200	4,163,616

		8,121,340

The Japan Fund  |  1

Nomura Partners Funds, Inc. - The Japan Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Consumer Discretionary (continued)
Diversified Consumer Services 0.8%
Benesse Corp.	37,500	1,638,958

Hotels, Restaurants & Leisure 0.2%
McDonald’s Holdings Co. Japan Ltd.	10,600	212,494
Toridoll Corp.	29	124,510

		337,004

Household Durables 2.7%
Makita Corp.	9,800	218,571
Mitsui Home Co. Ltd.	32,000	160,300
Panasonic Corp.	163,000	2,042,450
Rinnai Corp.	4,000	156,647
Sharp Corp.	97,000	695,376
Sony Corp.	91,500	1,989,120

		5,262,464

Internet and Catalog Retail 0.4%
ASKUL Corp.	16,200	347,875
Rakuten, Inc.	572	364,169

		712,044

Leisure Equipment and Products 0.5%
Namco Bandai Holdings, Inc.	22,900	250,996

The Japan Fund   |  2

Nomura Partners Funds, Inc. - The Japan Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Consumer Discretionary (continued)
Leisure Equipment and Products (continued)
Shimano, Inc.	20,900	837,389

		1,088,385

Media 0.7%
Daiichikosho Co. Ltd.	18,400	190,677
Fuji Media Holdings, Inc.	142	203,199
Intage, Inc.	6,400	99,874
Jupiter Telecommunications Co. Ltd.	295	307,440
SKY Perfect JSAT Holdings, Inc.	1,050	511,125

		1,312,315

Multiline Retail 0.3%
Don Quijote Co. Ltd.	17,000	338,672
Isetan Mitsukoshi Holdings Ltd.*	31,400	270,496

		609,168

Specialty Retail 2.9%
Arc Land Sakamoto Co. Ltd.	17,200	199,682
Asahi Co. Ltd.	10,100	256,050
Culture Convenience Club Co. Ltd.	16,000	163,596
Fast Retailing Co. Ltd.	8,900	1,297,088
Kohnan Shoji Co. Ltd.	15,500	208,951
Komeri Co. Ltd.	7,200	175,389

The Japan Fund   |  3

Nomura Partners Funds, Inc. - The Japan Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Consumer Discretionary (continued)
Specialty Retail (continued)
Nitori Co. Ltd.	19,000	1,474,582
Point, Inc.	8,500	467,798
Xebio Co. Ltd.	49,400	957,064
Yamada Denki Co. Ltd.	6,650	461,655

		5,661,855

Textiles, Apparel and Luxury Goods 0.3%
ASICS Corp.	73,000	588,634

Total Consumer Discretionary		34,213,910

Consumer Staples 4.9%
Beverages 0.3%
Kirin Holdings Co. Ltd.	42,000	553,632

Food and Staples Retailing 2.0%
Arcs Co. Ltd.	30,400	508,194
Create SD Co. Ltd.	14,700	321,832
Itochu-Shokuhin Co. Ltd.	4,000	154,772
Kasumi Co. Ltd.	27,000	149,501
Maxvalu Tokai Co. Ltd.	11,900	204,899
Okuwa Co. Ltd.	33,000	499,686
Seven & I Holdings Co. Ltd.	30,200	1,034,644
Sogo Medical Co. Ltd.	8,000	279,143

The Japan Fund   |  4

Nomura Partners Funds, Inc. - The Japan Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Consumer Staples (continued)
Food and Staples Retailing (continued)
Sugi Holdings Co. Ltd.	7,000	186,720
Sundrug Co. Ltd.	15,300	424,264
Universe Co. Ltd.	6,400	79,860
Valor Co. Ltd.	9,200	102,034

		3,945,549

Food Products 1.3%
Ajinomoto Co., Inc.	167,000	1,819,232
Fuji Oil Co. Ltd.	19,900	281,253
Marudai Food Co. Ltd.	45,000	127,057
Mitsui Sugar Co. Ltd.	25,000	95,755
Snow Brand Milk Products Co. Ltd.	46,000	175,573
Toyo Suisan Kaisha Ltd.	4,000	114,971

		2,613,841

Tobacco 1.3%
Japan Tobacco, Inc.	743	2,460,373

Total Consumer Staples		9,573,395

Energy 0.4%
Energy Equipment and Services 0.3%
Modec, Inc.	25,300	491,474

The Japan Fund   |  5

Nomura Partners Funds, Inc. - The Japan Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Energy (continued)
Energy Equipment and Services (continued)
Shinko Plantech Co. Ltd.	8,800	74,489

		565,963

Oil, Gas and Consumable Fuels 0.1%
AOC Holdings, Inc.	17,900	99,502
Cosmo Oil Co. Ltd.	33,000	101,729

		201,231

Total Energy		767,194

Financials 13.9%
Capital Markets 0.3%
Daiwa Securities Group, Inc.	42,000	250,298
Monex Group, Inc.	606	197,545
Tokai Tokyo Securities Co. Ltd.	95,000	262,524

		710,367

Commercial Banks 9.5%
Bank of Yokohama Ltd. (The)	90,000	532,362
Chiba Bank Ltd. (The)	195,000	1,218,379
Chuo Mitsui Trust Holdings, Inc.	204,000	996,974
Juroku Bank Ltd. (The)	44,000	209,527
Mie Bank Ltd. (The)	50,000	204,357
Mitsubishi UFJ Financial Group, Inc.	450,300	2,794,077

The Japan Fund   |  6

Nomura Partners Funds, Inc. - The Japan Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Financials (continued)
Commercial Banks (continued)
Mizuho Financial Group, Inc.	1,279,000	3,690,303
Musashino Bank Ltd. (The)	6,000	235,635
Seven Bank Ltd.	573	2,191,870
Sumitomo Mitsui Financial Group, Inc.	128,600	5,413,845
The Sumitomo Trust & Banking Co. Ltd.	201,000	1,189,591

		18,676,920

Consumer Finance 0.3%
Aeon Credit Service Co. Ltd.	25,100	265,560
Hitachi Capital Corp.	1,500	18,759
ORIX Corp.	5,330	302,845

		587,164

Diversified Financial Services 0.2%
Fuyo General Lease Co. Ltd.	7,900	153,933
Osaka Securities Exchange Co. Ltd.	74	329,004

		482,937

Insurance 2.7%
Aioi Insurance Co. Ltd.	368,000	1,918,610
Mitsui Sumitomo Insurance Group Holdings, Inc.	58,800	1,875,335
Sony Financial Holdings, Inc.	86	330,258
T&D Holdings, Inc.	6,600	276,741

The Japan Fund   |  7

Nomura Partners Funds, Inc. - The Japan Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Financials (continued)
Insurance (continued)
Tokio Marine Holdings, Inc.	29,000	849,764

		5,250,708

Real Estate Management and Development 0.9%
Daibiru Corp.	8,600	91,466
Daiwa House Industry Co. Ltd.	27,000	264,188
Mitsubishi Estate Co. Ltd.	80,000	1,319,296
Raysum Co. Ltd.	392	91,205

		1,766,155

Total Financials		27,474,251

Health Care 6.3%
Health Care Equipment and Supplies 0.6%
Nihon Kohden Corp.	10,500	249,762
Terumo Corp.	20,900	978,768

		1,228,530

Health Care Providers and Services 0.2%
Alfresa Holdings Corp.	1,800	85,972
Toho Pharmaceutical Co. Ltd.	22,000	305,017

		390,989

The Japan Fund   |  8

Nomura Partners Funds, Inc. - The Japan Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Health Care (continued)
Health Care Technology 0.1%
So-net M3, Inc.	68	232,476

Life Sciences Tools and Services 0.1%
CMIC Co. Ltd.	730	183,629

Pharmaceuticals 5.3%
Astellas Pharma, Inc.	43,100	1,753,799
Daiichi Sankyo Co. Ltd.	21,200	503,916
Eisai Co. Ltd.	60,300	2,498,800
Fuji Pharma Co. Ltd.	11,200	191,877
Kaken Pharmaceutical Co. Ltd.	13,000	143,182
KYORIN Co. Ltd.	18,000	257,512
Takeda Pharmaceutical Co. Ltd.	90,200	4,678,894
Tsumura & Co.	8,500	315,303

		10,343,283

Total Health Care		12,378,907

Industrials 20.2%
Air Freight and Logistics 0.1%
Kintetsu World Express, Inc.	7,600	149,811

Building Products 1.9%
Asahi Glass Co. Ltd.	30,000	170,390
Bunka Shutter Co. Ltd.	84,000	366,171

The Japan Fund   |  9

Nomura Partners Funds, Inc. - The Japan Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Industrials (continued)
Building Products (continued)
Daikin Industries Ltd.	44,700	1,178,873
Nippon Sheet Glass Co. Ltd.	224,000	735,626
Nitto Boseki Co. Ltd.	83,000	165,390
Sanwa Holdings Corp.	129,000	497,876
TOTO Ltd.	83,000	520,654

		3,634,980

Commercial Services and Supplies 2.2%
Aeon Delight Co. Ltd.	25,100	728,657
Moshi Moshi Hotline, Inc.	14,000	375,903
Nissha Printing Co. Ltd.	16,900	672,349
Park24 Co. Ltd.	12,600	95,009
Secom Co. Ltd.	36,600	1,885,216
Sohgo Security Services Co. Ltd.	44,900	467,898
Tokyu Community Corp.	9,400	196,358

		4,421,390

Construction and Engineering 1.0%
Daimei Telecom Engineering Corp.	38,000	355,335
Kajima Corp.	79,000	276,530
Kandenko Co. Ltd.	31,000	245,897
Kinden Corp.	23,000	207,394
Nippo Corp.	39,000	331,608

The Japan Fund   |  10

Nomura Partners Funds, Inc. - The Japan Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Industrials (continued)
Construction and Engineering (continued)
Taihei Dengyo Kaisha Ltd.	21,000	237,130
Tokyo Energy & Systems, Inc.	18,000	136,345
Yokogawa Bridge Holdings Corp.	25,000	225,521

		2,015,760

Electrical Equipment 1.6%
Fuji Electric Holdings Co. Ltd.	213,000	320,585
Futaba Corp.	12,300	155,872
Mitsubishi Electric Corp.	88,000	550,678
Sumitomo Electric Industries Ltd.	280,100	2,153,620

		3,180,755

Machinery 5.6%
Daifuku Co. Ltd.	45,000	262,210
Ebara Corp.	322,000	744,291
FANUC Ltd.	3,300	234,693
JTEKT Corp.	33,600	259,227
Kawasaki Heavy Industries Ltd.	413,000	837,588
Kitz Corp.	63,000	195,091
Komatsu Ltd.	75,000	950,028
Kubota Corp.	453,000	3,256,253
Max Co. Ltd.	18,000	216,400
Minebea Co. Ltd.	63,000	216,490

The Japan Fund   |  11

Nomura Partners Funds, Inc. - The Japan Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Industrials (continued)
Machinery (continued)
Mitsubishi Heavy Industries Ltd.	348,000	1,552,693
Nabtesco Corp.	29,000	194,095
NGK Insulators Ltd.	18,000	202,582
NSK Ltd.	42,000	157,710
Oiles Corp.	36,500	525,215
Sasebo Heavy Industries Co. Ltd.	84,000	166,585
Sumitomo Heavy Industries Ltd.	97,000	386,151
The Japan Steel Works Ltd.	46,000	641,895

		10,999,197

Road and Rail 4.1%
East Japan Railway Co.	60,700	4,682,577
Fukuyama Transporting Co. Ltd.	111,000	551,855
Keisei Electric Railway Co. Ltd.	32,000	199,420
Nippon Express Co. Ltd.	434,000	1,826,169
Seino Holdings Co. Ltd.	45,000	250,352
West Japan Railway Co.	109	495,937

		8,006,310

Trading Companies and Distributors 2.8%
Inabata & Co. Ltd.	38,700	121,955
ITOCHU Corp.	175,000	877,999
Marubeni Corp.	109,000	415,446

The Japan Fund   |  12

Nomura Partners Funds, Inc. - The Japan Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Industrials (continued)
Trading Companies and Distributors (continued)
Mitsubishi Corp.	119,800	1,681,805
Mitsui & Co. Ltd.	102,000	1,043,389
Sumitomo Corp.	57,000	502,354
Toyota Tsusho Corp.	90,100	962,830

		5,605,778

Transportation 0.8%
Iino Kaiun Kaisha Ltd.	14,300	92,933
Mitsui O.S.K. Lines Ltd.	160,000	982,575
Nippon Yusen K.K.	90,000	555,047

		1,630,555

Transportation Infrastructure 0.1%
Nissin Corp.	54,000	149,896

Total Industrials		39,794,432

Information Technology 16.4%
Computers and Peripherals 3.1%
Fujitsu Ltd.	497,000	2,402,232
Hitachi Maxell Ltd.	54,500	508,724
Melco Holdings, Inc.	20,900	215,305
Mitsumi Electric Co. Ltd.	63,100	1,115,325

The Japan Fund   |  13

Nomura Partners Funds, Inc. - The Japan Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Information Technology (continued)
Computers and Peripheals (continued)
Toshiba Corp.	468,000	1,927,002

		6,168,588

Electronic Equipment and Instruments 5.5%
Dainippon Screen Manufacturing Co. Ltd.	82,000	158,823
Elna Co. Ltd.	23,000	24,382
FUJIFILM Holdings Corp.	30,400	669,042
Hakuto Co. Ltd.	21,200	190,083
Hamamatsu Photonics K.K.	19,800	383,230
Hitachi High-Technologies Corp.	93,600	1,492,845
Hitachi Ltd.	314,000	1,217,724
Hosiden Corp.	17,500	276,629
Kaga Electronics Co. Ltd.	15,900	191,921
Keyence Corp.	4,800	982,829
Mabuchi Motor Co. Ltd.	11,100	461,010
Nichicon Corp.	36,800	235,269
Nidec Corp.	47,800	1,858,833
Nihon Dempa Kogyo Co. Ltd.	12,800	151,777
Shimadzu Corp.	33,000	208,839
Shinko Shoji Co. Ltd.	28,100	268,221
TDK Corp.	24,000	881,412
Yamatake Corp.	6,100	147,040

The Japan Fund   |  14

Nomura Partners Funds, Inc. - The Japan Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Information Technology (continued)
Electronic Equipment and Instruments (continued)
Yaskawa Electric Corp.	264,000	1,062,285

		10,862,194

Communications Equipment 0.2%
Hitachi Kokusai Electric, Inc.	67,000	354,809

Internet Software and Services 0.9%
GMO Internet, Inc.*	17,600	90,958
Internet Initiative Japan, Inc.	75	87,227
Kakaku.com, Inc.	25	96,966
Yahoo! Japan Corp.	3,621	1,481,370

		1,756,521

IT Services 1.3%
Future Architect, Inc.	153	60,086
Hitachi Information Systems Ltd.	12,200	253,061
Hitachi Systems & Services Ltd.	5,900	61,501
IT Holdings Corp.	17,100	266,471
Nihon Unisys Ltd.	100,800	827,783
NTT Data Corp.	215	863,048
Saison Information Systems Co. Ltd.	19,600	148,978

		2,480,928

The Japan Fund   |  15

Nomura Partners Funds, Inc. - The Japan Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Information Technology (continued)
Office Electronics 1.1%
Canon, Inc.	61,600	1,933,719
Ricoh Co. Ltd.	24,000	305,649

		2,239,368

Semiconductors and Semiconductor Equipment 0.4%
Canon Machinery, Inc.	9,400	97,547
Elpida Memory, Inc.*	52,000	318,819
Tokyo Electron Ltd.	8,000	280,946
ULVAC, Inc.	9,900	152,230

		849,542

Software 3.9%
Capcom Co. Ltd.	6,700	150,561
Nintendo Co. Ltd.	16,500	6,339,216
OBIC Business Consultants Co. Ltd.	15,250	636,977
Square Enix Holdings Co. Ltd.	9,700	313,144
Works Applications Co. Ltd.	235	140,951

		7,580,849

Total Information Technology		32,292,799

The Japan Fund   |  16

Nomura Partners Funds, Inc. - The Japan Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Materials 10.7%
Construction Materials 0.1%
Sumitomo Osaka Cement Co. Ltd.	56,000	143,380

Chemicals 5.7%
Adeka Corp.	29,000	213,664
Arakawa Chemical Industries Ltd.	13,600	155,974
C Uyemura & Co. Ltd.	6,500	134,554
Daicel Chemical Industries Ltd.	177,000	839,852
Hitachi Chemical Co. Ltd.	25,800	266,800
JSR Corp.	42,400	477,201
Kuraray Co. Ltd.	154,500	1,202,761
LINTEC Corp.	15,100	209,480
Nissan Chemical Industries Ltd.	11,000	106,513
Sakai Chemical Industry Co. Ltd.	50,000	135,365
Shikoku Chemicals Corp.	36,000	151,986
Shin-Etsu Chemical Co. Ltd.	73,800	3,384,901
Showa Denko K.K.	500,000	724,027
Sumitomo Chemical Co. Ltd.	507,000	1,730,345
Taiyo Nippon Sanso Corp.	124,000	955,851
Takasago International Corp.	22,000	153,742
Toray Industries, Inc.	50,000	254,617
Ube Industries Ltd.	85,000	238,581

		11,336,214

The Japan Fund   |  17

Nomura Partners Funds, Inc. - The Japan Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Materials (continued)
Containers and Packaging 1.5%
FP Corp.	5,200	258,770
Rengo Co. Ltd.	332,000	2,715,252

		2,974,022

Metals and Mining 3.0%
Chubu Steel Plate Co. Ltd.	60,800	444,910
Daido Steel Co. Ltd.	73,000	220,836
Hitachi Metals Ltd.	36,000	169,778
JFE Holdings, Inc.	34,700	917,811
Nippon Steel Corp.	348,000	1,142,774
Nittetsu Mining Co. Ltd.	32,000	98,661
Osaka Steel Co. Ltd.	44,700	580,707
OSAKA Titanium Technologies Co. Ltd.	3,000	75,686
Sanyo Special Steel Co. Ltd.	122,000	361,367
Sumitomo Metal Industries Ltd.	391,000	963,614
Sumitomo Metal Mining Co. Ltd.	24,000	255,086
Tokyo Steel Manufacturing Co. Ltd.	31,200	327,072
Yamato Kogyo Co. Ltd.	12,700	342,625

		5,900,927

Paper and Forest Products 0.4%
OJI Paper Co. Ltd.	141,000	828,899

Total Materials		21,183,442

The Japan Fund   |  18

Nomura Partners Funds, Inc. - The Japan Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Telecommunication Services 6.6%
Diversified Telecommunication Services 2.7%
Nippon Telegraph and Telephone Corp.	101,400	5,313,257

Wireless Telecommunication Services 3.9%
KDDI Corp.	470	3,347,522
NTT DoCoMo, Inc.	2,174	4,285,589

		7,633,111

Total Telecommunication Services		12,946,368

Utilities 1.6%
Electric Utilities 1.6%
Chubu Electric Power Co., Inc.	8,000	243,141
The Tokyo Electric Power Co., Inc.	90,000	3,005,030

		3,248,171
Total Utilities		3,248,171

Total Common Stocks (Cost $182,549,578)		193,872,869

Total Investments — 98.4% (Cost $182,549,578)		193,872,869

Percentages are based on net assets of $197,104,621.

*	Non income-producing security
^	Securities fair valued in accordance with the Fund’s procedures. At December 31, 2008 the value of these securities amounted to $193,872,869, or 98.4% of net assets.

The Japan Fund   |  19

Nomura Partners Funds, Inc. - The Japan Fund

Schedule of Investments

(unaudited) (concluded)	as of December 31, 2008

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$—
Level 2 - Other Significant Observable Inputs	193,872,869
Level 3 - Significant Unobservable Inputs	—

Total	$193,872,869

See accompanying notes to Schedule of Investments.

The Japan Fund   |  20

Nomura Partners Funds, Inc. - Asia Pacific ex Japan Fund

Schedule of Investments

(unaudited)	as of December 31, 2008

	Shares	Value ($)
Common Stocks 81.8%
Australia 21.8%
Beverages 0.8%
Foster’s Group Ltd.^	10,276	39,534

Chemicals 1.0%
Incitec Pivot Ltd.^	29,900	52,891

Commercial Banks 3.0%
Commonwealth Bank of Australia^	4,050	82,114
Westpac Banking Corp.^	6,600	78,597

		160,711

Diversified Telecommunication Services 2.1%
Telstra Corp. Ltd.^	41,600	111,388

Energy Equipment and Services 1.2%
WorleyParsons Ltd.^	6,600	65,751

Food and Staples Retailing 4.9%
Woolworths Ltd.^	13,900	259,345

Insurance 2.1%
QBE Insurance Group Ltd.^	6,200	112,701

Metals and Mining 5.0%
BHP Billiton Ltd.^	9,200	193,764
Rio Tinto Ltd.^	2,650	70,980

		264,744

Asia Pacific ex Japan Fund  |  1

Nomura Partners Funds, Inc. - Asia Pacific ex Japan Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Australia (continued)
Real Estate Investment Trusts (REITs) 1.7%
Westfield Group^	9,860	90,847

Total Australia		1,157,912

China 16.7%
Construction Materials 1.1%
Anhui Conch Cement Co. Ltd. - H Shares*,^	12,000	55,753

Commercial Banks 3.4%
Industrial & Commercial Bank of China Ltd. - H Shares^	340,000	180,699

Construction and Engineering 2.2%
China Communications Construction Co. Ltd.^	47,000	58,743
China Railway Construction Corp. Ltd. - H Shares*,^	37,000	55,527

		114,270

Insurance 2.1%
China Life Insurance Co. Ltd. - H Shares^	37,000	114,019

Metals and Mining 2.3%
Jiangxi Copper Co. Ltd. - H Shares^	90,000	66,907
Maanshan Iron & Steel Co. Ltd. - H Shares^	150,000	54,360

		121,267

Asia Pacific ex Japan Fund   |  2

Nomura Partners Funds, Inc. - Asia Pacific ex Japan Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
China (continued)
Oil, Gas and Consumable Fuels 4.7%
China Shenhua Energy Co. Ltd. - H Shares^	22,000	47,178
PetroChina Co. Ltd. - H Shares^	230,000	203,794

		250,972

Marine 0.9%
China COSCO Holdings Co. Ltd. - H Shares^	66,000	46,507

Total China		883,487

Hong Kong 19.7%
Commercial Banks 0.5%
Hang Seng Bank Ltd.^	2,100	27,736

Diversified Financial Services 1.1%
Hong Kong Exchanges & Clearing Ltd.^	6,000	57,524

Electric Utilities 1.6%
HongKong Electric Holdings Ltd.^	15,000	84,380

Independent Power Producers and Energy Traders 1.5%
China Resources Power Holdings Co. Ltd.^	40,000	77,742

Industrial Conglomerates 0.9%
Hutchison Whampoa Ltd.^	10,000	50,443

Asia Pacific ex Japan Fund   |  3

Nomura Partners Funds, Inc. - Asia Pacific ex Japan Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Hong Kong (continued)
Real Estate Investment Trusts (REITs) 0.4%
The Link Real Estate Investment Trust ^	14,000	23,272

Real Estate Management and Development 6.4%
Cheung Kong Holdings Ltd.^	12,000	114,408
China Overseas Land & Investment Ltd.^	30,000	42,173
Hang Lung Properties Ltd.^	17,000	37,291
Sun Hung Kai Properties Ltd.^	11,000	92,492
Swire Pacific Ltd. - A Shares^	8,000	55,470

		341,834

Specialty Retail 0.4%
Esprit Holdings Ltd.^	3,500	19,950

Wireless Telecommunication Services 6.9%
China Mobile Ltd.^	36,000	364,997

Total Hong Kong		1,047,878

Indonesia 0.8%
Food Products 0.4%
PT Indofood Sukses Makmur Tbk^	246,000	22,034

Household Products 0.4%
PT Unilever Indonesia Tbk^	28,000	20,340

Total Indonesia		42,374

Asia Pacific ex Japan Fund   |  4

Nomura Partners Funds, Inc. - Asia Pacific ex Japan Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Korea, Republic Of 4.3%
Commercial Banks 0.6%
KB Financial Group, Inc. ADR,*	1,170	30,654

Metals and Mining 1.2%
POSCO, ADR	840	63,210

Tobacco 1.7%
KT&G Corp. 144A, GDR,*	2,879	90,401

Wireless Telecommunication Services 0.8%
SK Telecom Co. Ltd., ADR	2,390	43,450

Total Korea, Republic Of		227,715

Malaysia 1.8%
Commercial Banks 0.6%
Bumiputra-Commerce Holdings Bhd^	19,300	32,869

Construction and Engineering 0.2%
Gamuda Bhd^	20,600	11,359

Food Products 1.0%
Kuala Lumpur Kepong Bhd^	20,600	53,319

Total Malaysia		97,547

Asia Pacific ex Japan Fund   |  5

Nomura Partners Funds, Inc. - Asia Pacific ex Japan Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Singapore 4.3%
Commercial Banks 0.8%
United Overseas Bank Ltd.^	5,000	45,135

Food Products 1.0%
Golden Agri-Resources Ltd.^	150,000	24,975
Wilmar International Ltd.^	14,000	27,406

		52,381

Industrial Conglomerates 0.6%
SembCorp Industries Ltd.^	18,000	29,246

Road and Rail 1.1%
SMRT Corp. Ltd.^	53,000	61,021

Wireless Telecommunication Services 0.8%
StarHub Ltd.^	30,000	40,625

Total Singapore		228,408

Taiwan, Province Of China 9.1%
Construction Materials 0.7%
Taiwan Cement Corp.^	42,000	34,721

Chemicals 0.9%
Taiwan Fertilizer Co. Ltd.^	30,000	47,718

Asia Pacific ex Japan Fund   |  6

Nomura Partners Funds, Inc. - Asia Pacific ex Japan Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Taiwan, Province Of China (continued)
Diversified Telecommunication Services 1.9%
Chunghwa Telecom Co. Ltd.^	63,000	100,525

Electronic Equipment and Instruments 1.0%
HON HAI Precision Industry Co. Ltd. ^	28,000	55,201

Food and Staples Retailing 0.7%
President Chain Store Corp. ^	16,000	38,422

Insurance 1.4%
Cathay Financial Holding Co. Ltd.^	65,000	72,292

Metals and Mining 1.4%
China Steel Corp. ^	103,000	72,500

Semiconductors and Semiconductor Equipment 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. ^	43,000	58,855

Total Taiwan, Province Of China		480,234

Thailand 2.5%
Construction Materials 0.5%
Siam City Cement PCL, NVDR^	6,800	26,534

Commercial Banks 1.0%
Kasikornbank PCL, NVDR^	39,400	52,197

Oil, Gas and Consumable Fuels 1.0%
PTT Exploration & Production PCL, NVDR^	17,600	55,547

Asia Pacific ex Japan Fund   |  7

Nomura Partners Funds, Inc. - Asia Pacific ex Japan Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Thailand (continued)
Total Thailand		134,278

United Kingdom 0.8%
Independent Power Producers and Energy Traders 0.8%
Tanjong PLC^	10,700	41,209

Total United Kingdom		41,209

Total Common Stocks (Cost $4,223,168)		4,341,042

Preferred Stocks 2.5%
Korea, Republic Of 2.5%
Electronic Equipment and Instruments 2.5%
Samsung Electronics Co. Ltd., GDR^	1,280	134,534

Total Korea, Republic Of		134,534

Total Preferred Stocks (Cost $131,840)		134,534

Participatory Notes 7.8%
India 5.4%
Diversified Financial Services 0.9%
Housing Development Finance Corp. Ltd., American Style call warrants, expiring 01/18/11, 144A	1,610	49,158

Diversified Telecommunication Services 1.1%
Bharti Airtel Ltd., American Style call warrants, expiring 06/29/12, 144A,*	4,064	59,651

Asia Pacific ex Japan Fund   |  8

Nomura Partners Funds, Inc. - Asia Pacific ex Japan Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
India (continued)
Machinery 1.1%
Larsen & Toubro Ltd., American Style call warrants, expiring 06/23/09, 144A	3,624	57,603

Oil, Gas and Consumable Fuels 1.2%
Reliance Industries Ltd., American Style call warrants, expiring 07/15/09, 144A	2,564	64,744

Tobacco 1.1%
ITC Ltd., American Style call warrants, expiring 01/06/11, 144A	16,144	56,811

Total India		287,967

Korea, Republic Of 2.4%
Insurance 2.4%
Samsung Fire & Marine Insurance Co. Ltd., American Style call warrants, expiring 09/21/09, 144A	830	124,215

Total Korea, Republic Of		124,215

Total Participatory Notes (Cost $409,254)		412,182

Total Investments — 92.1% (Cost $4,764,262)		4,887,758

Percentages are based on net assets of $5,307,335.

*	Non income-producing security
^	Security fair valued in accordance with the Fund’s procedures. At December 31, 2008 the value of the securities amounted to $4,247,861, or 80.0% of net assets.

Asia Pacific ex Japan Fund   |  9

Nomura Partners Funds, Inc. - Asia Pacific ex Japan Fund

Schedule of Investments

(concluded)	as of December 31, 2008

144A – Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR – American Depositary Receipts.

GDR – Global Depositary Receipts.

NVDR – Non Voting Depositary Receipt.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$639,897
Level 2 - Other Significant Observable Inputs	4,247,861
Level 3 - Significant Unobservable Inputs	—

Total	$4,887,758

See accompanying notes to Schedule of Investments.

Asia Pacific ex Japan Fund   |  10

Nomura Partners Funds, Inc. - India Fund

Schedule of Investments

(unaudited)	as of December 31, 2008

	Shares	Value ($)
Participatory Notes 86.3%
Consumer Discretionary 15.1%
Automobiles 4.3%
Hero Honda Motors Ltd., American Style call warrants, expiring 05/02/11, 144A	13,000	213,876

Household Products 3.3%
Hindustan Unilever Ltd., American Style call warrants, expiring 12/30/10, 144A	32,000	164,352

Media 3.7%
Zee Entertainment Enterprises Ltd., American Style call warrants, expiring 05/09/11, 144A	65,000	186,355

Tobacco 3.8%
ITC Ltd., American Style call warrants, expiring 01/06/11, 144A	55,000	193,545

Total Consumer Discretionary		758,128

Energy 20.7%
Electric Utilities 2.9%
CESC Ltd., American Style call warrants, expiring 01/22/13, 144A	30,000	146,550

Electrical Equipment 6.1%
Bharat Heavy Electricals Ltd., American Style call warrants, expiring 09/01/10, 144A	11,000	307,604

India Fund  |  1

Nomura Partners Funds, Inc. - India Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Energy (continued)
Energy Equipment and Services 2.1%
GVK Power & Infrastructure Ltd., American Style call warrants, expiring 06/04/13, 144A,*	225,000	102,600

Oil, Gas and Consumable Fuels 9.6%
Aban Offshore Ltd., American Style call warrants, expiring 04/25/12, 144A	4,000	55,148
Reliance Industries Ltd., American Style call warrants, expiring 07/15/09, 144A	17,000	429,267

		484,415

Total Energy		1,041,169

Financials 23.5%
Commercial Banks 15.3%
Bank of India, American Style call warrants, expiring 05/02/11, 144A	35,000	206,675
HDFC Bank Ltd., American Style call warrants, expiring 12/30/10, 144A	11,000	225,236
ICICI Bank Ltd., American Style call warrants, expiring 01/27/09, 144A	37,000	340,511

		772,422

Diversified Financial Services 8.2%
Housing Development Finance Corp. Ltd., American Style call warrants, expiring 01/18/11, 144A	13,500	412,196

India Fund   |  2

Nomura Partners Funds, Inc. - India Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Financials (continued)
Total Financials		1,184,618

Industrials 8.7%
Machinery 4.1%
Larsen & Toubro Ltd., American Style call warrants, expiring 06/23/09, 144A	13,000	206,635

Metals and Mining 1.3%
Tata Steel Ltd., American Style call warrants, expiring 10/18/11, 144A	15,000	66,765

Marine 3.3%
Great Eastern Shipping Co. Ltd. (The), American Style call warrants, expiring 06/30/09, 144A	40,000	166,600

Total Industrials		440,000

Information Technology 7.3%
Internet Software and Services 7.3%
Infosys Technologies Ltd., American Style call warrants, expiring 01/28/09, 144A	16,000	367,104

Total Information Technology		367,104

Materials 3.9%
Diversified Operations 3.9%
Sintex Industries Ltd., American Style call warrants, expiring 03/08/10, 144A	50,000	194,300

Total Materials		194,300

India Fund   |  3

Nomura Partners Funds, Inc. - India Fund

Schedule of Investments

(unaudited) (concluded)	as of December 31, 2008

	Shares	Value ($)
Telecommunication Services 7.1%
Diversified Telecommunication Services 7.1%
Bharti Airtel Ltd., American Style call warrants, expiring 03/17/11, 144A,*	6,000	88,068
Bharti Airtel Ltd., American Style call warrants, expiring 06/29/12, 144A,*	10,000	146,780
Reliance Communications Ltd., American Style call warrants, expiring 01/25/11, 144A	26,000	121,264

		356,112

Total Telecommunication Services		356,112

Total Participatory Notes (Cost $4,313,448)		4,341,431

Total Investments — 86.3% (Cost $4,313,448)		4,341,431

Percentages are based on net assets of $5,029,527.

*	Non income-producing security

144A – Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$4,341,431
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$4,341,431

See accompanying notes to Schedule of Investments.

India Fund  |  4

Nomura Partners Funds, Inc. - Greater China Fund

Schedule of Investments

(unaudited)	as of December 31, 2008

	Shares	Value ($)
Common Stocks 94.4%^
China 24.8%
Commercial Banks 10.0%
China Construction Bank Corp. - H Shares	412,000	227,996
Industrial & Commercial Bank of China Ltd. - H Shares	528,000	280,615

		508,611

Construction and Engineering 2.1%
China Communications Construction Co. Ltd.	38,000	47,494
China Railway Construction Corp. Ltd. - H Shares*	41,000	61,530

		109,024

Insurance 3.4%
China Life Insurance Co. Ltd. - H Shares	56,000	172,568

Internet Software and Services 0.9%
Tencent Holdings Ltd.	7,000	45,572

Metals and Mining 1.3%
Jiangxi Copper Co. Ltd. - H Shares	89,000	66,164

Oil, Gas and Consumable Fuels 5.2%
China Petroleum & Chemical Corp. - H Shares	122,000	75,158
China Shenhua Energy Co. Ltd. - H Shares	26,000	55,756

Greater China Fund  |  1

Nomura Partners Funds, Inc. - Greater China Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
China (continued)
Oil, Gas and Consumable Fuels (continued)
PetroChina Co. Ltd. - H Shares	148,000	131,137

		262,051

Transportation 1.9%
China COSCO Holdings Co. Ltd. - H Shares	54,000	38,051
China Shipping Development Co. Ltd.	56,000	56,365

		94,416

Total China		1,258,406

Hong Kong 42.4%
Commercial Banks 2.6%
Bank of East Asia, Ltd.	18,000	37,969
Hang Seng Bank Ltd.	7,000	92,453

		130,422

Distributors 0.7%
Li & Fung Ltd.	22,000	37,957

Diversified Financial Services 1.7%
Hong Kong Exchanges & Clearing Ltd.	9,000	86,286

Diversified Operations 3.9%
HKR International Ltd.	102,400	22,448
Hutchison Whampoa Ltd.	23,000	116,019

Greater China Fund   |  2

Nomura Partners Funds, Inc. - Greater China Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Hong Kong (continued)
Diversified Operations (continued)
Swire Pacific Ltd. - A Shares	9,000	62,404

		200,871

Electric Utilities 2.3%
CLP Holdings Ltd.	17,000	115,586

Electronic Equipment and Instruments 1.5%
China Resources Power Holdings Co. Ltd.	40,000	77,742

Gas Utilities 0.8%
Hong Kong & China Gas Co. Ltd.	27,000	40,933

Health Care Equipment and Supplies 1.3%
Hengan International Group Co. Ltd.	20,000	64,487

Media 0.3%
Television Broadcasts Ltd.	4,000	13,105

Oil, Gas and Consumable Fuels 2.9%
CNOOC Ltd.	156,000	148,245

Real Estate Investment Trusts (REITs) 1.6%
The Link Real Estate Investment Trust (The Link)	48,000	79,790

Real Estate Management and Development 9.9%
Cheung Kong Holdings Ltd.	20,000	190,679

Greater China Fund   |  3

Nomura Partners Funds, Inc. - Greater China Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Hong Kong (continued)
Real Estate Management and Development (continued)
China Overseas Land & Investment Ltd.	72,000	101,216
Hang Lung Properties Ltd.	34,000	74,582
Sun Hung Kai Properties Ltd.	16,000	134,534

		501,011

Textiles, Apparel and Luxury Goods 0.9%
Esprit Holdings Ltd.	8,000	45,600

Wireless Telecommunication Services 12.0%
China Mobile Ltd.	60,000	608,328

Total Hong Kong		2,150,363

Taiwan, Province Of China 27.2%
Construction Materials 1.7%
Taiwan Cement Corp.	104,000	85,975

Chemicals 3.3%
Formosa Plastics Corp.	84,000	112,123
Taiwan Fertilizer Co. Ltd.	35,000	55,670

		167,793

Computers and Peripherals 1.9%
Advantech Co. Ltd.	25,000	36,184

Greater China Fund   |  4

Nomura Partners Funds, Inc. - Greater China Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Taiwan, Province Of China (continued)
Computers and Peripherals (continued)
Chicony Electronics Co. Ltd.	62,000	59,794

		95,978

Diversified Telecommunication Services 3.2%
Chunghwa Telecom Co. Ltd.	101,000	161,159

Electronic Equipment and Instruments 4.0%
Chroma ATE, Inc.	13,000	8,219
Delta Electronics, Inc.	49,000	94,811
Hon Hai Precision Industry Co. Ltd.	50,000	98,573

		201,603

Food and Staples Retailing 0.5%
President Chain Store Corp.	12,000	28,816

Hotels, Restaurants & Leisure 1.0%
Formosa International Hotels Corp.	5,000	49,668

IC Design 0.8%
D-Link Corp.	30,000	20,979
MediaTek, Inc.	3,000	20,266

		41,245

Insurance 2.9%
Cathay Financial Holding Co. Ltd.	122,000	135,688

Greater China Fund   |  5

Nomura Partners Funds, Inc. - Greater China Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Taiwan, Province Of China (continued)
Insurance (continued)
China Life Insurance Co. Ltd*	36,000	13,303

		148,991

Leisure Equipment and Products 1.3%
Giant Manufacturing Co. Ltd.	30,000	66,640

Metals and Mining 1.9%
China Steel Corp.	139,000	97,840

Semiconductors and Semiconductor Equipment 4.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	174,000	238,159

Total Taiwan, Province Of China		1,383,867

Total Common Stocks (Cost $4,721,836)		4,792,636

Total Investments — 94.4% (Cost $4,721,836)		4,792,636

Percentages are based on net assets of $5,075,515.

*	Non income-producing security.
^	All securities fair valued in accordance with the Fund’s procedures. At December 31, 2008 the value of these securities amounted to $4,792,636, or 94.4% of net assets.

Greater China Fund   |  6

Nomura Partners Funds, Inc. - Greater China Fund

Schedule of Investments

(unaudited) (concluded)	as of December 31, 2008

Investments in
Valuation Inputs	Securities

Level 1 - Quoted Prices	$—
Level 2 - Other Significant Observable Inputs	4,792,636
Level 3 - Significant Unobservable Inputs	—

Total	$4,792,636

See accompanying notes to Schedule of Investments.

Greater China Fund  |  7

Nomura Partners Funds, Inc. - Global Equity Income Fund

Schedule of Investments

(unaudited)	as of December 31, 2008

	Shares	Value ($)
Common Stocks 80.8%
Australia 2.8%
Beverages 0.2%
Lion Nathan Ltd.^	1,956	11,255

Commercial Banks 0.7%
National Australia Bank Ltd.^	1,081	15,848
Westpac Banking Corp.^	1,695	20,185

		36,033

Metals and Mining 0.7%
Rio Tinto Ltd.^	1,273	34,097

Real Estate Investment Trusts (REITs) 0.7%
Westfield Group^	4,174	38,458

Textiles, Apparel and Luxury Goods 0.5%
Billabong International Ltd.^	4,143	23,169

Total Australia		143,012

Belgium 0.7%
Beverages 0.4%
Anheuser-Busch InBev NV^	753	17,458

Diversified Telecommunication Services 0.3%
Belgacom S.A.^	433	16,516

Total Belgium		33,974

Global Equity Income Fund  |  1

Nomura Partners Funds, Inc. - Global Equity Income Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Brazil 1.1%
Metals and Mining 0.4%
Companhia Vale do Rio Doce, ADR	1,800	21,798

Oil, Gas and Consumable Fuels 0.7%
Petroleo Brasileiro S.A.-Petrobras, ADR	1,800	36,738

Total Brazil		58,536

Canada 1.2%
Commercial Banks 1.2%
Bank of Nova Scotia	2,200	59,362

Total Canada		59,362

Chile 0.6%
Chemicals 0.5%
Sociedad Quimica y Minera de Chile S.A., ADR	1,000	24,390

Commercial Banks 0.1%
Banco Santander Chile, ADR	200	7,006

Total Chile		31,396

France 2.3%
Diversified Telecommunication Services 0.8%
France Telecom S.A.^	1,530	42,796

Global Equity Income Fund   |  2

Nomura Partners Funds, Inc. - Global Equity Income Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
France (continued)
Electrical Equipment 0.4%
Nexans S.A.^	295	17,619

Insurance 0.5%
AXA S.A.^	1,213	27,043

Oil, Gas and Consumable Fuels 0.6%
Total S.A.^	597	32,547

Total France		120,005

Germany 1.6%
Automobiles 0.4%
Bayerische Motoren Werke (BMW) AG^	570	17,521

Diversified Telecommunication Services 0.4%
Deutsche Telekom AG^	1,424	21,636

Electric Utilities 0.3%
E.ON AG^	343	13,870

Software 0.5%
SAP AG^	755	27,058

Total Germany		80,085

Global Equity Income Fund   |  3

Nomura Partners Funds, Inc. - Global Equity Income Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Greece 0.7%
Hotels, Restaurants & Leisure 0.7%
OPAP S.A.^	1,152	33,141

Total Greece		33,141

Hong Kong 1.0%
Electric Utilities 0.5%
CLP Holdings Ltd.^	3,000	20,397
HongKong Electric Holdings Ltd.^	500	2,813

		23,210

Communications Equipment 0.1%
VTech Holdings Ltd.^	1,000	4,239

Real Estate Investment Trusts (REITs) 0.1%
The Link Real Estate Investment Trust (The Link)^	2,500	4,156

Road and Rail NM
Transport International Holdings Ltd.^	800	1,996

Wireless Telecommunication Services 0.3%
China Mobile Ltd.^	1,500	15,208

Total Hong Kong		48,809

Global Equity Income Fund   |  4

Nomura Partners Funds, Inc. - Global Equity Income Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Italy 4.2%
Electric Utilities 1.4%
Enel SpA^	5,134	32,833
Terna - Rete Elettrica Nationale SpA^	12,568	41,151

		73,984

Oil, Gas and Consumable Fuels 2.1%
ENI SpA^	4,490	106,394

Textiles, Apparel and Luxury Goods 0.7%
Bulgari SpA^	5,580	34,839

Total Italy		215,217

Japan 9.6%
Automobiles 1.4%
Toyota Motor Corp.^	2,200	72,012

Electronic Equipment and Instruments 0.3%
HOYA Corp.^	1,000	17,372

Food and Staples Retailing 0.4%
Lawson, Inc.^	400	23,069

Household Products 0.6%
Kao Corp.^	1,000	30,283

Global Equity Income Fund   |  5

Nomura Partners Funds, Inc. - Global Equity Income Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Japan (continued)
Life Sciences Tools and Services 0.3%
Benesse Corp.^	400	17,482

Machinery 0.4%
FANUC Ltd.^	300	21,336

Metals and Mining 1.2%
Mitsui Mining & Smelting Co. Ltd.^	3,000	6,340
Sumitomo Metal Mining Co. Ltd.^	5,000	53,143

		59,483

Office Electronics 1.3%
Canon, Inc.^	2,100	65,922

Oil, Gas and Consumable Fuels 0.4%
Showa Shell Sekiyu K.K.^	900	8,880
TonenGeneral Sekiyu K.K.^	1,000	10,010

		18,890

Pharmaceuticals 1.2%
Santen Pharmaceutical Co. Ltd.^	600	18,070
Takeda Pharmaceutical Co. Ltd.^	800	41,498

		59,568

Real Estate Investment Trusts (REITs) 0.4%
Japan Real Estate Investment Corp.^	1	8,987

Global Equity Income Fund   |  6

Nomura Partners Funds, Inc. - Global Equity Income Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Japan (continued)
Real Estate Investment Trusts (REITs) (continued)
Nippon Building Fund, Inc.^	1	10,976

		19,963

Semiconductors and Semiconductor Equipment 0.1%
Tokyo Seimitsu Co. Ltd.^	400	3,353

Software 0.4%
Oracle Corp. Japan^	500	21,697

Trading Companies and Distributors 0.5%
Mitsubishi Corp.^	2,000	28,077

Wireless Telecommunication Services 0.7%
NTT DoCoMo, Inc.^	18	35,483

Total Japan		493,990

Malaysia 0.4%
Hotels, Restaurants & Leisure 0.2%
Berjaya Sports Toto Bhd^	6,200	8,601

Tobacco 0.2%
British American Tobacco Malaysia Bhd^	900	11,593

Total Malaysia		20,194

Global Equity Income Fund   |  7

Nomura Partners Funds, Inc. - Global Equity Income Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Mexico 0.4%
Metals and Mining 0.4%
Southern Copper Corp.	1,400	22,484

Total Mexico		22,484

Netherlands 2.6%
Oil, Gas and Consumable Fuels 2.6%
Royal Dutch Shell PLC - B Shares^	5,230	131,626

Total Netherlands		131,626

Norway 0.2%
Metals and Mining 0.2%
Norsk Hydro ASA^	2,200	8,885

Total Norway		8,885

Singapore 0.7%
Air Freight and Logistics 0.2%
Singapore Post Ltd.^	20,000	11,076

Media NM
Singapore Press Holdings Ltd.^	1,000	2,165

Wireless Telecommunication Services 0.5%
MobileOne Ltd.^	16,000	16,471

Global Equity Income Fund   |  8

Nomura Partners Funds, Inc. - Global Equity Income Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Singapore (continued)
Wireless Telecommunication Services (continued)
StarHub Ltd.^	6,000	8,125

		24,596

Total Singapore		37,837

Spain 0.8%
Diversified Telecommunication Services 0.8%
Telefonica S.A.^	1,729	38,756

Total Spain		38,756

Sweden 0.5%
Auto Components 0.3%
Autoliv, Inc.	600	12,876

Specialty Retail 0.2%
Hennes & Mauritz AB - B Shares^	326	12,739

Total Sweden		25,615

Switzerland 0.4%
Insurance 0.4%
Zurich Financial Services AG^	103	22,359

Total Switzerland		22,359

Global Equity Income Fund   |  9

Nomura Partners Funds, Inc. - Global Equity Income Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Taiwan, Province Of China 0.4%
Diversified Telecommunication Services 0.4%
Chunghwa Telecom Co. Ltd., ADR	1,400	21,840

Total Taiwan		21,840

United Kingdom 7.6%
Beverages 0.5%
Diageo PLC^	1,851	25,749

Commercial Banks 1.7%
HSBC Holdings PLC^	9,222	88,266

Consumer Finance 0.5%
Provident Financial PLC^	2,192	27,257

Diversified Telecommunication Services 0.3%
BT Group PLC^	6,574	12,917

Food and Staples Retailing 0.2%
Tesco PLC^	1,693	8,820

Insurance 0.5%
Aviva PLC^	4,608	26,083

Media 0.2%
Pearson PLC^	1,344	12,473

Global Equity Income Fund   |  10

Nomura Partners Funds, Inc. - Global Equity Income Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
United Kingdom (continued)
Multi-Utilities 0.7%
United Utilities Group PLC^	3,782	34,227

Pharmaceuticals 1.7%
GlaxoSmithKline PLC^	4,832	89,703

Tobacco 0.6%
British American Tobacco PLC^	1,166	30,297

Wireless Telecommunication Services 0.7%
Vodafone Group PLC^	17,935	36,105

Total United Kingdom		391,897

United States 41.0%
Beverages 1.9%
Coca-Cola Co.	1,300	58,851
PepsiCo, Inc.	700	38,339

		97,190

Chemicals 1.0%
E. I. du Pont de Nemours & Co.	2,000	50,600

Commercial Banks 0.6%
Wilmington Trust Corp.	1,300	28,912

Commercial Services and Supplies 1.5%
Automatic Data Processing, Inc.	300	11,802
Paychex, Inc.	500	13,140

Global Equity Income Fund   |  11

Nomura Partners Funds, Inc. - Global Equity Income Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
United States (continued)
Commercial Services and Supplies (continued)
Pitney Bowes, Inc.	800	20,384
Waste Management, Inc.	900	29,826

		75,152

Distributors 1.0%
Genuine Parts Co.	900	34,074
Sysco Corp.	700	16,058

		50,132

Diversified Financial Services 5.6%
Bank of America Corp.	2,800	39,424
JPMorgan Chase & Co.	1,700	53,601
U.S. Bancorp	3,100	77,531
Wells Fargo & Co.	4,000	117,920

		288,476

Diversified Operations 2.3%
General Electric Co.	7,300	118,260

Diversified Telecommunication Services 1.0%
AT&T, Inc.	700	19,950
Verizon Communications, Inc.	1,000	33,900

		53,850

Electric Utilities 5.1%
Consolidated Edison, Inc.	400	15,572

Global Equity Income Fund   |  12

Nomura Partners Funds, Inc. - Global Equity Income Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
United States (continued)
Electric Utilities (continued)
Duke Energy Corp.	5,600	84,056
Exelon Corp.	800	44,488
Progress Energy, Inc.	400	15,940
Southern Co.	2,700	99,900

		259,956

Food Products 1.9%
HJ Heinz Co.	500	18,800
Kraft Foods, Inc. - Class A	3,000	80,550

		99,350

Health Care Equipment and Supplies 0.3%
Kimberly-Clark Corp.	300	15,822

Hotels, Restaurants & Leisure 0.7%
McDonald’s Corp.	600	37,314

Household Products 1.7%
Procter & Gamble Co.	1,400	86,548

Multiline Retail 0.2%
Target Corp.	300	10,359

Global Equity Income Fund   |  13

Nomura Partners Funds, Inc. - Global Equity Income Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
United States (continued)
Oil, Gas and Consumable Fuels 2.2%
Chevron Corp.	1,200	88,764
Exxon Mobil Corp.	300	23,949

		112,713

Paper and Forest Products 0.2%
Plum Creek Timber Co., Inc.	300	10,422

Pharmaceuticals 7.8%
Bristol-Myers Squibb Co.	5,300	123,225
Eli Lilly & Co.	2,300	92,621
Merck & Co., Inc.	3,400	103,360
Pfizer, Inc.	4,700	83,237

		402,443

Real Estate Investment Trusts (REITs) 0.1%
Washington Real Estate Investment Trust	200	5,660

Road and Rail 0.3%
Ryder System, Inc.	400	15,512

Semiconductors and Semiconductor Equipment 1.7%
Intel Corp.	3,100	45,446
Microchip Technology, Inc.	2,200	42,966

		88,412

Thrifts and Mortgage Finance 0.5%
New York Community Bancorp, Inc.	2,100	25,116

Global Equity Income Fund   |  14

Nomura Partners Funds, Inc. - Global Equity Income Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
United States (continued)
Tobacco 3.4%
Altria Group, Inc.	5,400	81,324
Philip Morris International, Inc.	2,100	91,371

		172,695

Total United States		2,104,894

Total Common Stocks (Cost $4,002,084)		4,143,914

Total Investments — 80.8% (Cost $4,002,084)		4,143,914

Percentages are based on net assets of $5,128,502.

^	Security fair valued in accordance with the Fund’s procedures. At December 31, 2008 the value of these securities amounted to $ 1,832,526, or 35.7 % of net assets.

ADR – American Depositary Receipt.

NM – Less than 0.1%.

Global Equity Income Fund   |  15

Nomura Partners Funds, Inc. - Global Equity Income Fund

Schedule of Investments

(unaudited) (concluded)	as of December 31, 2008

Investments in
Valuation Inputs	Securities

Level 1 - Quoted Prices	$2,311,388
Level 2 - Other Significant Observable Inputs	1,832,526
Level 3 - Significant Unobservable Inputs	—

Total	$4,143,914

See accompanying notes to Schedule of Investments.

Global Equity Income Fund  |  16

Nomura Partners Funds, Inc. - Global Emerging Markets Fund

Schedule of Investments

(unaudited)	as of December 31, 2008

	Shares	Value ($)
Common Stocks 82.2%
Brazil 6.4%
Commercial Banks 1.3%
Unibanco - Uniao de Bancos Brasileiros S.A.^	10,300	66,005

Household Durables 1.7%
PDG Realty S.A. Empreendimentos e Participacoes^	17,600	86,272

Oil, Gas and Consumable Fuels 3.4%
Petroleo Brasileiro S.A.-Petrobras, ADR	8,300	169,403

Total Brazil		321,680

China 9.4%
Commercial Banks 4.9%
China CITIC Bank - H Shares^	152,000	52,560
China Construction Bank Corp. - H Shares^	241,000	133,367
China Merchants Bank Co. Ltd. - H Shares^	35,000	65,617

		251,544

Insurance 3.0%
China Life Insurance Co. Ltd. - H Shares^	49,000	150,998

Internet Software and Services 1.5%
NetEase.com, Inc. ADR*	3,400	75,140

Total China		477,682

Global Emerging Markets Fund  |  1

Nomura Partners Funds, Inc. - Global Emerging Markets Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Columbia 2.5%
Food and Staples Retailing 2.5%
Almacenes Exito S.A., GDR	27,489	124,206

Total Columbia		124,206

Czech Republic 1.7%
Electric Utilities 1.7%
CEZ AS^	1,992	86,287

Total Czech Republic		86,287

Hong Kong 10.3%
Oil, Gas and Consumable Fuels 2.5%
CNOOC Ltd.^	135,000	128,289

Real Estate Management and Development 0.9%
China Resources Land Ltd.^	36,000	44,570

Wireless Telecommunication Services 6.9%
China Mobile Ltd.^	28,000	283,887
Hutchison Telecommunications International Ltd.^	242,000	65,282

		349,169

Total Hong Kong		522,028

Global Emerging Markets Fund   |  2

Nomura Partners Funds, Inc. - Global Emerging Markets Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Hungary 0.9%
Commercial Banks 0.9%
OTP Bank Nyrt*,^	3,102	47,128

Total Hungary		47,128

India 0.8%
Oil, Gas and Consumable Fuels 0.8%
Reliance Industries Ltd, GDR, 144A^	800	41,051

Total India		41,051

Israel 3.5%
Diversified Telecommunication Services 1.1%
Bezeq Israeli Telecommunication Corp. Ltd.^	32,339	53,148

Pharmaceuticals 2.4%
Teva Pharmaceutical Industries Ltd., ADR	2,900	123,453

Total Israel		176,601

Korea, Republic Of 6.8%
Diversified Telecommunication Services 2.0%
KT Corp, ADR*	6,800	99,756

Metals and Mining 1.6%
POSCO, ADR	1,100	82,775

Global Emerging Markets Fund   |  3

Nomura Partners Funds, Inc. - Global Emerging Markets Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Korea, Republic Of (continued)
Semiconductors and Semiconductor Equipment 3.2%
Samsung Electronics Co. Ltd, GDR, 144A	933	163,275

Total Korea, Republic Of		345,806

Malaysia 4.7%
Commercial Banks 1.3%
Bumiputra-Commerce Holdings Bhd^	38,600	65,737

Diversified Telecommunication Services 1.0%
Telekom Malaysia Bhd^	57,000	50,892

Hotels, Restaurants & Leisure 1.6%
Resorts World Bhd^	120,500	79,046

Wireless Telecommunication Services 0.8%
TM International Bhd*,^	37,700	39,672

Total Malaysia		235,347

Mexico 7.0%
Beverages 0.8%
Fomento Economico Mexicano SAB de C.V.	14,153	42,310

Household Durables 2.3%
Corp. GEO SAB de C.V. - Series B*	103,300	116,365

Global Emerging Markets Fund  |  4

Nomura Partners Funds, Inc. - Global Emerging Markets Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Mexico (continued)
Household Products 1.0%
Kimberly-Clark de Mexico SAB de C.V. - A Shares	14,547	48,320

Media 1.3%
Grupo Televisa S.A. - Series CPO	22,775	67,263

Wireless Telecommunication Services 1.6%
America Movil SAB de C.V. - Series L	51,200	78,565

Total Mexico		352,823

Peru 3.5%
Commercial Banks 2.1%
Credicorp Ltd.	2,090	104,416

Metals and Mining 1.4%
Cia de Minas Buenaventura S.A., ADR	3,600	71,712

Total Peru		176,128

Poland 2.2%
Diversified Telecommunication Services 2.2%
Telekomunikacja Polska S.A., GDR	17,433	110,700

Total Poland		110,700

Global Emerging Markets Fund  |  5

Nomura Partners Funds, Inc. - Global Emerging Markets Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Russia 4.4%
Oil, Gas and Consumable Fuels 3.0%
Gazprom OAO, ADR	7,006	99,836
LUKOIL, ADR	1,500	48,075

		147,911

Wireless Telecommunication Services 1.4%
Mobile TeleSystems, ADR	2,700	72,036

Total Russia		219,947

Singapore 2.7%
Commercial Banks 1.2%
DBS Group Holdings Ltd.^	10,000	59,322

Diversified Telecommunication Services 1.5%
Singapore Telecommunications Ltd.^	44,000	78,343

Total Singapore		137,665

South Africa 7.9%
Commercial Banks 1.3%
Standard Bank Group Ltd.^	7,404	67,080

Diversified Financial Services 0.8%
FirstRand Ltd.^	24,319	42,656

Global Emerging Markets Fund  |  6

Nomura Partners Funds, Inc. - Global Emerging Markets Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
South Africa (continued)
Food and Staples Retailing 0.7%
Shoprite Holdings Ltd.^	6,000	34,529

Metals and Mining 2.2%
Gold Fields Ltd.^	11,158	111,836

Pharmaceuticals 1.2%
Aspen Pharmacare Holdings Ltd.*,^	15,918	58,116

Specialty Retail 0.6%
JD Group Ltd.^	7,793	31,051

Wireless Telecommunication Services 1.1%
MTN Group Ltd.^	4,670	55,255

Total South Africa		400,523

Taiwan, Province Of China 7.5%
Computers and Peripherals 1.1%
Hon Hai Precision Industry Co. Ltd, GDR	14,986	57,996

Diversified Telecommunication Services 2.3%
Chunghwa Telecom Co. Ltd., ADR	7,300	113,880

Semiconductors and Semiconductor Equipment 4.1%
Taiwan Semiconductor Manufacturing Co. Ltd, ADR	26,500	209,350

Global Emerging Markets Fund  |  7

Nomura Partners Funds, Inc. - Global Emerging Markets Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Total Taiwan, Province Of China		381,226

Total Common Stocks (Cost $4,089,485)		4,156,828

Preferred Stocks 5.0%
Brazil 5.0%
Metals and Mining 1.3%
Cia Vale do Rio Doce - A Shares^	6,213	65,273

Independent Power Producers and Energy Traders 2.0%
AES Tiete S.A.^	15,800	102,444

Commercial Banks 0.9%
Banco Bradesco S.A.^	4,814	47,032

Diversified Telecommunication Services 0.8%
Telecommunicacoes de Sao Paulo S.A.^	2,000	38,632

Total Brazil		253,381

Total Preferred Stocks (Cost $ 245,940)		253,381

Participatory Notes 4.7%
India 4.7%
Diversified Telecommunication Services 3.3%
Bharti Airtel Ltd., American Style call warrants, expiring 09/19/2013*	11,115	163,235

Household Products 1.4%
Hindustan Unilever Ltd., American Style call warrants, expiring 09/26/2013	14,000	71,925

Global Emerging Markets Fund  |  8

Nomura Partners Funds, Inc. - Global Emerging Markets Fund

Schedule of Investments

(unaudited) (concluded)	as of December 31, 2008

	Shares	Value ($)
Total India		235,160

Total Participatory Notes (Cost $ 238,677)		235,160

Total Investments — 91.9% (Cost $4,574,102)		4,645,369

Percentages are based on net assets of $5,054,691.

*	Non income-producing security
^	Security fair valued in accordance with the Fund’s procedures. At December 31, 2008 the value of these securities amounted to $2,331,377, or 46.1% of net assets.

144A – Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR – American Depositary Receipt.

GDR – Global Depositary Receipt.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$2,313,992
Level 2 - Other Significant Observable Inputs	2,331,377
Level 3 - Significant Unobservable Inputs	—

Total	$4,645,369

See accompanying notes to Schedule of Investments.

Global Emerging Markets Fund  |  9

Nomura Partners Funds, Inc. - Global Alpha Equity Fund
Schedule of Investments
(unaudited)	as of December 31, 2008

	Shares	Value ($)
Common Stocks 99.7%
Australia 2.1%
Metals and Mining 2.1%
Newcrest Mining Ltd.^	4,525	107,320

Total Australia		107,320

Brazil 2.0%
Oil, Gas and Consumable Fuels 2.0%
Petroleo Brasileiro S.A., ADR	4,279	104,793

Total Brazil		104,793

China 2.0%
Insurance 2.0%
China Life Insurance Co. Ltd. - H Shares^	33,000	101,692

Total China		101,692

France 2.4%
Commercial Banks 2.4%
Societe Generale^	2,481	125,657

Total France		125,657

Germany 5.0%
Electric Utilities 2.8%
E.ON AG*,^	3,617	146,261

Global Alpha Equity Fund  |  1

Nomura Partners Funds, Inc. - Global Alpha Equity Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Germany (continued)
Industrial Conglomerates 2.2%
Siemens AG^	1,498	112,201

Total Germany		258,462

Hong Kong 2.3%
Real Estate Management and Development 2.3%
Sun Hung Kai Properties Ltd.^	14,000	117,717

Total Hong Kong		117,717

Israel 2.4%
Wireless Telecommunication Services 2.4%
Partner Communications Co. Ltd., ADR	7,421	122,446

Total Israel		122,446

Italy 2.7%
Oil, Gas and Consumable Fuels 2.7%
ENI SpA^	5,794	137,294

Total Italy		137,294

Japan 12.3%
Automobiles 1.5%
Toyota Motor Corp.^	2,300	75,285

Global Alpha Equity Fund   |  2

Nomura Partners Funds, Inc. - Global Alpha Equity Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Japan (continued)
Household Durables 3.1%
Sekisui House Ltd.^	18,000	157,555

Oil, Gas and Consumable Fuels 1.7%
INPEX Corp.^	11	86,906

Real Estate Management and Development 1.9%
Mitsui Fudosan Co. Ltd.^	6,000	99,708

Software 2.2%
Nintendo Co. Ltd.^	300	115,258

Trading Companies and Distributors 1.9%
ITOCHU Corp.^	20,000	100,343

Total Japan		635,055

Singapore 2.8%
Commercial Banks 2.8%
United Overseas Bank Ltd.^	16,000	144,433

Total Singapore		144,433

Spain 4.7%
Biotechnology 1.7%
Grifola S.A.^	4,963	86,199

Global Alpha Equity Fund   |  3

Nomura Partners Funds, Inc. - Global Alpha Equity Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Spain (continued)
Commercial Banks 3.0%
Banco Santander S.A.^	16,084	155,229

Total Spain		241,428

Switzerland 4.0%
Pharmaceuticals 4.0%
Roche Holding AG^	1,324	203,808

Total Switzerland		203,808

United Kingdom 8.8%
Commercial Banks 1.4%
Lloyds Banking Group PLC^	40,400	73,945

Food and Staples Retailing 2.2%
WM Morrison Supermarkets PLC^	27,790	112,710

Metals and Mining 2.5%
BHP Billiton PLC^	6,748	127,111

Oil, Gas and Consumable Fuels 2.7%
BP PLC^	18,232	139,699

Total United Kingdom		453,465

Global Alpha Equity Fund   |  4

Nomura Partners Funds, Inc. - Global Alpha Equity Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
United States 46.2%
Aerospace and Defense 3.5%
Lockheed Martin Corp.	2,145	180,352

Biotechnology 4.0%
Gilead Sciences, Inc.*,^	3,999	204,509

Commercial Banks 1.8%
PNC Financial Services Group, Inc.	1,864	91,336

Commercial Services and Supplies 2.5%
Republic Services, Inc.	5,171	128,189

Computers and Peripherals 5.8%
Apple, Inc.*	1,206	102,932

Hewlett-Packard Co.	5,362	194,587

		297,519

Diversified Financial Services 2.4%
JPMorgan Chase & Co.	3,893	122,746

Electric Utilities 1.9%
FirstEnergy Corp.	2,047	99,443

Food and Staples Retailing 5.0%
CVS Caremark Corp.	4,059	116,656

Wal-Mart Stores, Inc.	2,511	140,766

		257,422

Global Alpha Equity Fund   |  5

Nomura Partners Funds, Inc. - Global Alpha Equity Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
United States (continued)
Food Products 2.0%
General Mills, Inc.	1,703	103,457

Hotels, Restaurants & Leisure 3.7%
McDonald’s Corp.	3,063	190,488

Household Products 2.8%
Procter & Gamble Co.	2,329	143,979

Communications Equipment 2.1%
Harris Corp.	2,826	107,529

Insurance 2.1%
Aon Corp.	2,343	107,028

Internet Software and Services 2.2%
Google, Inc. - Class A*	365	112,292

Oil, Gas and Consumable Fuels 2.1%
Anadarko Petroleum Corp.	2,837	109,367

Pharmaceuticals 2.3%
Bristol-Myers Squibb Co.	5,130	119,273

Total United States		2,374,929

Total Common Stocks (Cost $4,977,265)		5,128,499

Global Alpha Equity Fund   |  6

Nomura Partners Funds, Inc. - Global Alpha Equity Fund

Schedule of Investments

(unaudited) (concluded)	as of December 31, 2008

	Shares	Value ($)
Total Investments — 99.7% (Cost $4,977,265)		5,128,499

Percentages are based on net assets of $5,146,220.

*	Non income-producing security
^	Security fair valued in accordance with the Fund’s procedures. At December 31, 2008 the value of these securities amounted to $2,526,331, or 49.1% of net assets.

ADR – American Depositary Receipt.

Valuation Inputs	Securities

Level 1 - Quoted Prices	$2,602,168
Level 2 - Other Significant Observable Inputs	2,526,331
Level 3 - Significant Unobservable Inputs	—

Total	$5,128,499

See accompanying notes to Schedule of Investments.

Global Alpha Equity Fund  |  7

Nomura Partners Funds, Inc. - International 130/30 Equity Fund
Schedule of Investments
(unaudited)	as of December 31, 2008

	Shares	Value ($)
Common Stocks 96.9%
Australia 3.0%
Diversified Telecommunication Services 0.9%
Telstra Corp. Ltd.^	17,400	46,591

Food and Staples Retailing 2.1%
Woolworths Ltd.^	5,700	106,350

Total Australia		152,941

Belgium 1.3%
Food and Staples Retailing 1.3%
Colruyt S.A.^	300	64,248

Total Belgium		64,248

China 1.3%
Internet Software and Services 1.3%
Tencent Holdings Ltd.^	10,000	65,102

Total China		65,102

Denmark 3.2%
Electrical Equipment 1.3%
Vestas Wind Systems A/S*,^	1,100	65,377

Pharmaceuticals 1.9%
Novo Nordisk A/S - B Shares^	1,900	96,690

Total Denmark		162,067

International 130/30 Equity Fund  |  1

Nomura Partners Funds, Inc. - International 130/30 Equity Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
France 8.3%
Commercial Services and Supplies 0.8%
Societe BIC S.A.*,^	700	40,219

Diversified Telecommunication Services 0.9%
France Telecom S.A.^	1,700	47,551

Electrical Equipment 1.3%
Alstom S.A.^	1,100	64,958

Multi-Utilities 2.8%
GDF Suez^	1,900	94,101
Suez Environnement S.A.*,^	2,900	48,899

		143,000

Oil, Gas and Consumable Fuels 1.6%
Total S.A.^	1,500	81,777

Software 0.9%
UbiSoft Entertainment S.A.*,^	2,500	48,879

Total France		426,384

Germany 7.8%
Automobiles 0.2%
Volkswagen AG^	35	12,261

Chemicals 0.9%
K+S AG^	800	45,928

International 130/30 Equity Fund   |  2

Nomura Partners Funds, Inc. - International 130/30 Equity Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Germany (continued)
Electric Utilities 1.6%
E.ON AG^	2,000	80,874

Health Care Providers and Services 1.4%
Fresenius Medical Care AG & Co. KGaA^	1,500	70,340

Industrial Conglomerates 0.6%
Siemens AG^	400	29,960

Pharmaceuticals 2.0%
Bayer AG^	1,800	105,740

Software 1.1%
SAP AG^	1,600	57,343

Total Germany		402,446

Hong Kong 1.2%
Commercial Banks 1.2%
Hang Seng Bank Ltd.^	4,600	60,755

Total Hong Kong		60,755

Italy 2.6%
Electric Utilities 1.3%
Terna - Rete Elettrica Nationale SpA^	21,200	69,415

International 130/30 Equity Fund   |  3

Nomura Partners Funds, Inc. - International 130/30 Equity Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Italy (continued)
Electrical Equipment 1.3%
Prysmian SpA^	4,100	64,395

Total Italy		133,810

Japan 21.7%
Commercial Banks 1.1%
Mitsubishi UFJ Financial Group, Inc.^	9,000	55,844

Commercial Services and Supplies 0.7%
Nissha Printing Co. Ltd.^	900	35,806

Diversified Consumer Services 1.5%
Benesse Corp.^	1,700	74,299

Electric Utilities 1.2%
The Tokyo Electric Power Co., Inc.^	1,800	60,101

Food and Staples Retailing 1.2%
FamilyMart Co. Ltd.^	1,400	60,818

Health Care Equipment and Supplies 1.6%
Terumo Corp.^	1,800	84,296

Household Durables 1.9%
Sanyo Electric Co. Ltd.*,^	51,000	95,498

Insurance 1.9%
Tokio Marine Holdings, Inc.^	3,400	99,628

International 130/30 Equity Fund   |  4

Nomura Partners Funds, Inc. - International 130/30 Equity Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Japan (continued)
Internet and Catalog Retail 1.2%
Rakuten, Inc.^	100	63,666

Machinery 1.6%
The Japan Steel Works Ltd.^	6,000	83,725

Metals and Mining 1.1%
Nippon Denko Co. Ltd.^	11,000	56,777

Oil, Gas and Consumable Fuels 1.4%
INPEX Corp.^	9	71,105

Software 3.9%
KONAMI Corp.^	3,200	82,382
Nintendo Co. Ltd.^	300	115,259

		197,641

Specialty Retail 1.4%
Fast Retailing Co. Ltd.^	500	72,870

Total Japan		1,112,074

Luxembourg 2.5%
Media 1.6%
SES*,^	4,200	80,852

Personal Products 0.9%
Oriflame Cosmetics S.A., SDR*,^	1,700	49,258

Total Luxembourg		130,110

International 130/30 Equity Fund   |  5

Nomura Partners Funds, Inc. - International 130/30 Equity Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Netherlands 2.8%
Energy Equipment and Services 0.8%
Core Laboratories NV	700	41,902

Food and Staples Retailing 0.9%
Koninklijke Ahold NV^	3,900	47,933

Oil, Gas and Consumable Fuels 1.1%
Royal Dutch Shell PLC, ADR	2,100	54,733

Total Netherlands		144,568

Singapore 0.5%
Commercial Banks 0.5%
United Overseas Bank Ltd.^	3,000	27,081

Total Singapore		27,081

Spain 4.2%
Diversified Telecommunication Services 2.9%
Telefonica S.A.^	6,600	147,942

Electric Utilities 1.3%
Iberdrola S.A.^	7,300	67,782

Total Spain		215,724

Sweden 2.3%
Commercial Services and Supplies 0.9%
Securitas AB - B Shares*,^	5,700	46,787

International 130/30 Equity Fund   |  6

Nomura Partners Funds, Inc. - International 130/30 Equity Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Sweden (continued)
Machinery 1.4%
Alfa Laval AB*,^	8,400	72,934

Total Sweden		119,721

Switzerland 12.7%
Capital Markets 1.3%
Julius Baer Holding AG^	1,700	65,395

Chemicals 1.9%
Syngenta AG^	500	96,865

Food Products 4.0%
Nestle S.A.^	5,200	204,946

Insurance 0.8%
Zurich Financial Services AG^	200	43,415

Pharmaceuticals 4.7%
Novartis AG^	2,300	115,240
Roche Holding AG^	800	123,147

		238,387

Total Switzerland		649,008

United Kingdom 21.5%
Aerospace and Defense 1.6%
BAE Systems PLC^	15,300	83,389

International 130/30 Equity Fund   |  7

Nomura Partners Funds, Inc. - International 130/30 Equity Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
United Kingdom (continued)
Beverages 0.8%
Diageo PLC^	2,900	40,340

Commercial Banks 1.0%
Standard Chartered PLC^	3,900	49,855

Energy Equipment and Services 0.9%
AMEC PLC^	6,400	45,680

Food and Staples Retailing 0.8%
Tesco PLC^	8,000	41,679

Food Products 1.2%
Unilever PLC^	2,700	61,359

Hotels, Restaurants & Leisure 1.4%
Compass Group PLC^	14,400	71,459

Household Products 0.9%
Reckitt Benckiser Group PLC^	1,300	48,431

Insurance 0.8%
Admiral Group PLC*,^	3,100	40,946

Media 0.9%
Reed Elsevier PLC^	6,300	45,920

Metals and Mining 2.5%
BHP Billiton PLC^	6,900	129,974

International 130/30 Equity Fund   |  8

Nomura Partners Funds, Inc. - International 130/30 Equity Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
United Kingdom (continued)
Oil, Gas and Consumable Fuels 3.3%
BG Group PLC^	6,900	95,798

BP PLC^	9,700	74,324

		170,122

Pharmaceuticals 1.8%
GlaxoSmithKline PLC^	4,900	90,966

Software 1.4%
Autonomy Corp. PLC*,^	5,100	70,197

Tobacco 2.2%
British American Tobacco PLC^	4,400	114,327

Total United Kingdom		1,104,644

Total Common Stocks (Cost $4,804,160)		4,970,683

Total Investments — 96.9% (Cost $4,804,160)		4,970,683

Percentages are based on net assets of $5,129,930.

*	Non income-producing security
^	Security fair valued in accordance with the Fund’s procedures. At December 31, 2008 the value of these securities amounted to $4,874,048, or 95.0% of net assets.

ADR – American Depositary Receipt.

SDR – Singapore Depositary Receipt.

International 130/30 Equity Fund   |  9

Nomura Partners Funds, Inc. - International 130/30 Equity Fund

Schedule of Investments

(unaudited) (concluded)	as of December 31, 2008

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$96,635
Level 2 - Other Significant Observable Inputs	4,874,048
Level 3 - Significant Unobservable Inputs	—

Total	$4,970,683

See accompanying notes to Schedule of Investments.

International 130/30 Equity Fund  |  10

Nomura Partners Funds, Inc. - International Equity Fund
Schedule of Investments
(unaudited)	as of December 31, 2008

	Shares	Value ($)
Common Stocks 57.3%
France 15.4%
Chemicals 1.7%
Air Liquide S.A.^	936	85,639

Commercial Banks 1.4%
BNP Paribas^	1,634	68,998

Diversified Telecommunication Services 1.4%
France Telecom S.A.^	2,555	71,466

Electrical Equipment 0.9%
Schneider Electric S.A.*,^	592	44,220

Energy Equipment and Services 0.6%
Cie Generale de Geophysique-Veritas*,^	1,917	28,625

Health Care Equipment and Supplies 1.3%
Essilor International S.A.^	1,403	65,829

Hotels, Restaurants & Leisure 1.2%
Accor S.A.^	1,252	61,611

Insurance 1.3%
AXA S.A.^	3,018	67,285

Media 1.2%
Publicis Groupe^	2,321	59,746

International Equity Fund  |  1

Nomura Partners Funds, Inc. - International Equity Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
France (continued)
Multi-Utilities 1.7%
GDF Suez ^	1,789	88,604

Oil, Gas and Consumable Fuels 1.6%
Total S.A.^	1,543	84,121

Personal Products 1.1%
L’Oreal S.A.^	652	56,656

Total France		782,800

Germany 9.4%
Automobiles 0.9%
Bayerische Motoren Werke (BMW) AG^	1,411	43,373

Commercial Banks 0.6%
Commerzbank AG^	3,056	29,131

Diversified Financial Services 1.1%
Deutsche Boerse AG^	739	53,823

Electric Utilities 1.8%
E.ON AG^	2,245	90,781

International Equity Fund   |  2

Nomura Partners Funds, Inc. - International Equity Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Germany (continued)
Industrial Conglomerates 2.6%
Rheinmetall AG^	878	28,666
Siemens AG^	1,372	102,764

		131,430

Software 1.1%
SAP AG^	827	29,639
Software AG*,^	508	28,679

		58,318

Textiles, Apparel and Luxury Goods 1.3%
Adidas AG^	1,771	68,113

Total Germany		474,969

Greece 0.6%
Commercial Banks 0.6%
National Bank of Greece S.A.*,^	1,675	31,022

Total Greece		31,022

Italy 1.8%
Aerospace and Defense 0.6%
Finmeccanica SpA^	2,078	31,832

International Equity Fund   |  3

Nomura Partners Funds, Inc. - International Equity Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Italy (continued)
Commercial Banks 1.2%
UniCredit SpA^	23,971	59,677

Total Italy		91,509

Netherlands 5.0%
Air Freight and Logistics 0.9%
TNT NV^	2,311	44,386

Food Products 0.8%
Unilever NV^	1,740	42,160

Industrial Conglomerates 1.1%
Koninklijke Philips Electronics NV^	2,912	56,635

Oil, Gas and Consumable Fuels 2.2%
Royal Dutch Shell PLC - A Shares^	4,344	113,554

Total Netherlands		256,735

Norway 1.4%
Energy Equipment and Services 0.3%
Petroleum Geo-Services ASA, ADR*,^	3,768	15,379

Oil, Gas and Consumable Fuels 1.1%
StatoilHydro ASA^	3,548	58,437

Total Norway		73,816

International Equity Fund   |  4

Nomura Partners Funds, Inc. - International Equity Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
Spain 2.0%
Diversified Telecommunication Services 2.0%
Telefonica S.A.^	4,446	99,659

Total Spain		99,659

Sweden 1.1%
Communications Equipment 1.1%
Telefonaktiebolaget LM Ericsson - B Shares^	7,149	54,829

Total Sweden		54,829

Switzerland 11.9%
Capital Markets 0.9%
UBS AG*,^	3,225	46,775

Food Products 3.3%
Nestle S.A.^	4,291	169,119

Insurance 1.8%
Zurich Financial Services AG*,^	411	89,218

Pharmaceuticals 5.9%
Novartis AG^	2,872	143,900
Roche Holding AG^	998	153,626

		297,526

Total Switzerland		602,638

International Equity Fund   |  5

Nomura Partners Funds, Inc. - International Equity Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
United Kingdom 8.7%
Commercial Banks 1.5%
HSBC Holdings PLC^	7,748	74,158

Food and Staples Retailing 0.9%
Tesco PLC^	8,551	44,550

Food Products 1.2%
Cadbury PLC^	7,102	62,171

Insurance 0.8%
RSA Insurance Group PLC^	20,721	41,418

IT Services 0.5%
Logica PLC^	26,655	26,621

Media 0.8%
Reed Elsevier PLC^	5,923	43,172

Metals and Mining 1.3%
BHP Billiton PLC^	1,568	29,536
Rio Tinto PLC^	671	14,539
Xstrata PLC^	2,186	20,379

		64,454

Wireless Telecommunication Services 1.7%
Vodafone Group PLC^	41,972	84,494

International Equity Fund   |  6

Nomura Partners Funds, Inc. - International Equity Fund

Schedule of Investments

(unaudited) (continued)	as of December 31, 2008

	Shares	Value ($)
United Kingdom (continued)
Total United Kingdom		441,038

Total Common Stocks (Cost $2,843,404)		2,909,015

Mutual Funds 41.9%
United States 41.9%
Asia Pacific Fund Institutional Shares	69,500	709,595
Japan Fund Institutional Shares	167,273	1,415,127
Total United States		2,124,722

Total Mutual Funds (Cost $2,075,000)		2,124,722

Total Investments — 99.2% (Cost $4,918,404)		5,033,737

Percentages are based on net assets of $5,074,779.

*	Non income-producing security.
^	Security fair valued in accordance with the Fund’s procedures. At December 31, 2008 the value of these securities amounted to $2,909,015, or 57.3% of net assets.

ADR – American Depositary Receipt.

International Equity Fund   |  7

Nomura Partners Funds, Inc. - International Equity Fund

Schedule of Investments

(unaudited) (concluded)	as of December 31, 2008

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$2,124,722
Level 2 - Other Significant Observable Inputs	2,909,015
Level 3 - Significant Unobservable Inputs	—

Total	$5,033,737

See accompanying notes to Schedule of Investments.

International Equity Fund  |  8

Notes to Schedule of Investments

Organization:

The Corporation is a Maryland corporation incorporated in 1961 as The Japan Fund, Inc. Effective December 1, 2008, the Corporation changed its name to Nomura Partners Funds, Inc. Currently, the Corporation is comprised of nine series: The Japan Fund, the Asia Pacific ex Japan Fund, the India Fund, the Greater China Fund, the Global Equity Income Fund, the Global Emerging Markets Fund, the Global Alpha Equity Fund, the International 130/30 Equity Fund and the International Equity Fund (each a “Fund” and collectively, the “Funds”). The Japan Fund commenced operations in 1962, while all other Funds commenced operations on December 26, 2008.

Tax Basis of Investments:

The cost of investments for federal income tax purposes at December 31, 2008, for each Fund of Nomura Partners Funds, Inc. is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed.

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
The Japan Fund	182,549,578	11,323,291	20,714,146	(9,390,855)
Asia Pacific ex Japan Fund	4,764,262	123,496	135,259	(11,763)
India Fund	4,313,448	27,983	46,704	(18,721)
Greater China Fund	4,721,836	70,800	82,038	(11,238)
Global Equity Income Fund	4,002,084	141,830	144,147	(2,317)
Global Emerging Markets Fund	4,574,102	71,267	101,794	(30,527)
Global Alpha Equity Fund	4,977,265	151,234	154,726	(3,492)
International 130/30 Equity Fund	4,804,160	166,523	178,114	(11,591)
International Equity Fund	4,918,404	115,333	118,987	(3,654)

Fair Value Measurements:

Nomura Partners Funds, Inc. (formerly known as The Japan Fund, Inc.) began using Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below. Each Fund’s hierarchy can be found on the Fund’s Schedule of Investments.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation:

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available including securities traded over the counter, are valued at its most recent sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price.

Debt securities are valued as follows: If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from the Fund’s primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued by an independent broker or pursuant to the Fair Value Procedures, as applicable.

Participatory Notes are valued based on the current day’s price of the underlying securities.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed (“Local Currency”), the value of these portfolio assets in terms of U.S. Dollars is calculated by converting the Local Currency into U.S. Dollars at the prevailing currency exchange rate on the valuation date.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities as described above.

The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

If market quotations, official closing prices, or information furnished by a pricing service are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, including, but not limited to, when (i) the security’s trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security’s primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions and (vii) a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value, that security will be valued by another method that the Board of Directors believes accurately reflects fair value in accordance with the Board’s fair value pricing policies. These events may create arbitrage opportunities that may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Also, foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The fair valuation procedures include a procedure whereby foreign securities prices may be “fair valued” by an independent pricing service or by the Corporation’s Fair Value Committee, in accordance with a valuation policy approved by the Board of Directors to take those factors into account.

The Board has adopted valuation procedures for the Funds and has delegated day to day responsibility for fair value determinations to the Corporation’s Fair Value Committee. Fair value determinations that affect a Fund’s net asset value are subject to review, approval or ratification by the Board. The valuation procedures include a procedure whereby foreign securities prices may be “fair valued” by an independent pricing service approved by the Board of Directors. The Funds use fair value pricing to seek to ensure that each Fund’s net asset value reflects the value of its underlying portfolio securities. Securities for which fair valuation has been applied at December 31, 2008 are annotated within the Schedule of Investments.

Investment Risks:

The Funds’ investments in foreign companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (1) social, economic and political stability; (2) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of foreign companies trade; (3) currency exchange fluctuations, currency blockage and higher levels of inflation; (4) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (5) governmental involvement in and control over the economy; (6) risk of nationalization or expropriation of assets; (7) the nature of the smaller, less seasoned and newly organized foreign companies; and (8) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation. Please refer to the prospectus for a complete description of risks associated with the Funds.

Foreign Currency Translations:

The books and records of the Funds are maintained in U.S. dollars. The valuation of investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates each business day. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates are not separately disclosed but are included with net realized and unrealized gains and losses on investment securities.

Subsequent Event:

The public launch of the International 130/30 Equity Fund has been delayed and shares of the International 130/30 Equity Fund are not currently available to new investors.

Item 2.	Controls and Procedures

(a) The Registrant’s Chief Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibit

(a) Separate certifications for each principal executive officer and principal financial officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nomura Partners Funds, Inc.

By (Signature and Title)*	/s/ William L. Givens
William L. Givens
Chairman of the Board and Chief Executive Officer
Date: February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William L. Givens
William L. Givens
Chairman of the Board and Chief Executive Officer
Date: February 26, 2009

By (Signature and Title)*	/s/ Simon D. Collier
Simon D. Collier
Treasurer and Principal Financial Officer
Date: February 26, 2009

*	Print the name and title of each signing officer under his or her signature.